UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $667,199 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    13825   485100 SH       SOLE                   485100        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     5471   350000 SH       SOLE                   350000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    32962  1371700 SH       SOLE                  1371700        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     2438   100236 SH       SOLE                   100236        0        0
COMCAST CORP NEW               CL A             20030N101     8356   495000 SH       SOLE                   495000        0        0
COMMSCOPE INC                  COM              203372107    12848   826747 SH       SOLE                   826747        0        0
CONAGRA FOODS INC              COM              205887102    10725   650000 SH       SOLE                   650000        0        0
COVIDIEN LTD                   COM              G2552X108    21603   596102 SH       SOLE                   596102        0        0
CVS CAREMARK CORPORATION       COM              126650100    30752  1070000 SH       SOLE                  1070000        0        0
DIRECTV GROUP INC              COM              25459L106    75603  3300000 SH       SOLE                  3300000        0        0
EQUIFAX INC                    COM              294429105    10608   400000 SH       SOLE                   400000        0        0
FISERV INC                     COM              337738108    61829  1700000 SH       SOLE                  1700000        0        0
HEWITT ASSOCS INC              COM              42822Q100    80883  2850000 SH       SOLE                  2850000        0        0
ILLINOIS TOOL WKS INC          COM              452308109      351    10000 SH       SOLE                    10000        0        0
MACYS INC                      COM              55616P104    15525  1500000 SH       SOLE                  1500000        0        0
MCDERMOTT INTL INC             COM              580037109    22477  2275000 SH       SOLE                  2275000        0        0
MCGRAW HILL COS INC            COM              580645109    34437  1485000 SH       SOLE                  1485000        0        0
MF GLOBAL LTD                  SHS              G60642108     5126  2512500 SH       SOLE                  2512500        0        0
MICROSOFT CORP                 COM              594918104     4860   250000 SH       SOLE                   250000        0        0
MONSTER WORLDWIDE INC          COM              611742107     4232   350000 SH       SOLE                   350000        0        0
MOODYS CORP                    COM              615369105     8036   400000 SH       SOLE                   400000        0        0
NASDAQ OMX GROUP INC           COM              631103108    39536  1600000 SH       SOLE                  1600000        0        0
NYSE EURONEXT                  COM              629491101    36826  1345000 SH       SOLE                  1345000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     6692   287966 SH       SOLE                   287966        0        0
SMUCKER J M CO                 COM NEW          832696405    63306  1460000 SH       SOLE                  1460000        0        0
TEREX CORP NEW                 COM              880779103     9526   550000 SH       SOLE                   550000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     8518   250000 SH       SOLE                   250000        0        0
URBAN OUTFITTERS INC           COM              917047102    18575  1240000 SH       SOLE                  1240000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    21273  1050000 SH       SOLE                  1050000        0        0